N-2 - USD ($)		6 Months Ended
		Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001253327
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSRS
Entity Registrant Name		Eaton Vance Tax‑Advantaged Dividend Income Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$26.30	$21.57	$23.81	$28.61	$21.01	$24.34
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.29	$0.49	$0.58	$0.60	$0.62
Net realized and unrealized gain (loss)	(1.30)	6.34	(0.94)	(3.43)	8.79	(2.21)
Total income (loss) from operations	$(1.13)	$6.63	$(0.45)	$(2.85)	$9.39	$(1.59)
Less Distributions
From net investment income	$(0.99)	$(0.28)	$(0.44)	$(0.58)	$(0.59)	$(0.59)
From net realized gain	—	(1.62)	(1.35)	(1.37)	(1.20)	(1.15)
Total distributions	$(0.99)	$(1.90)	$(1.79)	$(1.95)	$(1.79)	$(1.74)
Premium from common shares sold through shelf offering (see Note 5)(1)	$—	$—	$—	$0.00(2)	$0.00(2)	$0.00(2)
Net asset value — End of period	$24.18	$26.30	$21.57	$23.81	$28.61	$21.01
Market value — End of period	$22.27	$24.04	$19.29	$24.42	$29.36	$18.73
Total Investment Return on Net Asset Value(3)	(4.17)%(4)	32.28%	(1.99)%	(10.19)%	45.70%	(6.13)%
Total Investment Return on Market Value(3)	(3.44)%(4)	35.20%	(14.54)%	(10.24)%	67.72%	(18.36)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,802,805	$1,960,662	$1,608,161	$1,774,707	$2,106,999	$1,544,154
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.11%(6)	1.11%	1.13%	1.11%	1.10%	1.17%
Interest and fee expense	1.18%(6)	1.42%	1.40%	0.40%	0.14%	0.42%
Total expenses	2.29%(6)	2.53%	2.53%	1.51%	1.24%	1.59%
Net expenses	2.29%(6)(7)	2.53%(7)	2.53%(7)	1.51%(7)	1.24%	1.59%
Net investment income	1.30%(6)	1.14%	2.08%	2.21%	2.26%	2.81%
Portfolio Turnover	27%(4)	39%	29%	31%	30%	54%
Senior Securities:
Total amount outstanding (in 000’s)	$447,000	$447,000	$447,000	$447,000	$447,000	$447,000
Asset coverage per $1,000(8)	$5,033	$5,386	$4,598	$4,970	$5,714	$4,454
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.

Senior Securities Amount		$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000
Senior Securities Coverage per Unit	[1]	$ 5,033	$ 5,386	$ 4,598	$ 4,970	$ 5,714	$ 4,454
Senior Securities, Note [Text Block]		Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.
Risk Factors [Table Text Block]
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Latest Premium (Discount) to NAV [Percent]	[2]	(7.90%)
Risks Associated with Foreign Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		74,542,782

[1]	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
[2]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.